Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 410,435	$ 400,429
Increase in revolving credit facility, net of discount	147,833	50,000
Repayment of revolving credit facility	(113,120)	0
Repayment of convertible debentures	(300,000)	(50,000)
Mining equipment financings, net	5,076	3,764
Amortization of transaction costs	2,291	2,204
Amortization of discount on banker's acceptances	117	0
Accretion expense	4,427	4,308
Foreign exchange revaluation impact	32	(270)
Deconsolidation of Osisko Development	(9,141)	0
Balance - December 31	$ 147,950	$ 410,435